The Company, Business Activities and Basis of Presentation - Composition of Gross and Net Revenues Recognized (Detail) - USD ($)	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenue Recognition [Abstract]
Commercial revenues recognized upon delivery	$ 3,602,194									$ 12,298,790
Development services revenues recognized upon delivery	67,394		$ 71,723							211,736	$ 170,052
Commercial revenues recognized upon cash collection	102,234		975,557							1,158,277	1,761,457
Total gross revenues	3,771,822		1,047,280							13,668,803	1,931,509
Provisions for contractual discounts	(1,729,805)									(4,545,128)
Provisions for aged non-patient receivables	(152,889)									(598,532)
Provisions for estimated patient receivables	27,909									(90,931)
Provisions for other payer-specific sales allowances	(805,626)									(4,360,775)
Net revenues	$ 1,111,411	$ 1,291,587	$ 1,047,280	$ 662,860	$ 221,369	$ 218,283	$ 164,856	$ 76,768	$ 150,002	$ 4,073,437	$ 1,931,509	$ 3,223,096	$ 609,909